Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time the Company may get involved in legal proceedings arising in the ordinary course of business. Other than as set forth in “Legal Proceedings” in Part II below, the Company believes there is no litigation pending that could have, individually or in the aggregate, a material adverse effect on its results of operations or financial condition.

Occupancy Leases

On April 1, 2014, the Company entered into a one year lease arrangement for office space, with the option to renew the lease annually. The lease has been renewed through April 2021. The monthly rent payment is $5,600 and the security deposit is $15,000.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time the Company may get involved in legal proceedings arising in the ordinary course of business. Other than as set forth in “Legal Proceedings” in Part II below, the Company believes there is no litigation pending that could have, individually or in the aggregate, a material adverse effect on its results of operations or financial condition.

Occupancy Leases

On April 1, 2014, the Company entered into a one year lease arrangement for office space, with the option to renew the lease annually. The lease has been renewed through April 2020. The monthly rent payment is $5,400 and the security deposit is $15,000.

On September 15, 2015, the Company entered into a one year lease arrangement for office space. The Company has amended this lease to extend the term through October 31, 2020. The monthly rent payment is $359, and the security deposit is $183.

On February 1, 2018, the Company entered into a month to month lease arrangement for laboratory space. The monthly rent payment is $500.

On July 1, 2018, the Company entered into a one year lease arrangement for office space, with the option to renew the lease annually. The Company has amended this lease to extend the term through June 30, 2020. On September 1, 2018, the Company subleased this office space to a third party. The Sublessee will pay 100% of the rent for months September through November 2018, and will pay 50% of the rent until expiration of the lease. The monthly rent payment is $2,723, and the security deposit is $2,121.

Royalty Agreements

On June 12, 2012, the Company entered into a Patent License Agreement with agencies of the United States Public Health Services within the Department of Health and Human Services (“PHS”). Under the License Agreement, PHS granted the Company an exclusive right to use and develop certain patents relating to Cannabinoids as Antioxidants and Neuroprotectants. In exchange for the License, the Company has agreed to the following payments:

•	a $30,000 license issue royalty within 90 days of the execution of the agreement
•	a minimum annual royalty in the amount of $10,000
•	3% royalty on net sales from any sales of licensed products or practice of licensed processes
•	milestone payment of $40,000 upon initiation of first Phase I clinical trial
•	milestone payment of $100,000 upon initiation of first Phase II clinical trial
•	milestone payment of $250,000 upon completion of first Phase III clinical trial
•	milestone payment of $500,000 upon first marketing approval by FDA
•	a sublicensing royalty of 12% on the fair market value of any consideration received for granting each sublicense

On December 31, 2014, the Company executed five exclusive pharmaceutical license agreements with the Company’s CEO, the Company’s CMO, three advisory board members of the Company, and an unrelated third party. These agreements provide the Company the worldwide exclusive rights to certain drug technologies and methods (and systems) for collection, processing and use of data for the dispensing of phyto-medical and botanically derived materials for consumption. The license agreements grant to the Company from the inventors the rights to develop, market, make, use, and sell certain drug formulations, which are applied to humans through the use of certain drug technology. In return for these exclusive rights from the inventors, the Company has agreed to compensate the inventors under the agreements with royalties ranging from 1.5% to 2.5% on all net sales by the Company of licensed products covered by a valid claim of a patent or patent application of the inventor patent rights. Additionally, the Company retains the rights to sublicense the drug formulations, and upon such sublicense shall pay the inventors from 1.5% up to 5% of all royalties and sublicense fees paid to the Company on account of sublicenses under the inventor patent rights and inventor technology rights, less all appropriate expenses associated with such sublicenses incurred by the Company. However, if the inventor supplies licensed products to sublicensees of the Company pursuant to such sublicenses, the inventor shall supply such licensed products at its cost. Prior to the Share Exchange these royalty agreements were terminated. In August 2019, the Company issued shares of common stock to the Company’s CEO, the Company’s CMO, three advisory board members of the Company, and an unrelated third party in exchange for them giving up their rights to any future royalty payments.